Disclosure of detailed information about royalty interest (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Royalty interest, beginning balance	$ 25,831,152	$ 28,798,980	$ 29,327,960
Acquisition		145,000
Depletion	(2,282,276)	(2,163,221)	(1,716,848)
Impairment charge			(3,973,699)
Cumulative translation adjustments	(1,605,133)	(949,607)	5,161,567
Royalty interest, ending balance	$ 21,943,743	$ 25,831,152	$ 28,798,980